Income Taxes Relating to Continuing Operations	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
INCOME TAXES RELATING TO CONTINUING OPERATIONS	INCOME TAXES RELATING TO CONTINUING OPERATIONS
a.Income tax expense (benefit) recognized in profit or loss

	For the Year Ended December 31
	2022	2021	2020
Current tax expense
Current year	$2	$—	$(1,063)
Deferred tax expense	—	—	—
Income tax expense (benefit)	$2	$—	$(1,063)
A reconciliation of accounting loss and income tax expense (benefit) was as follows:

	For the Year Ended December 31,
	2022	2021	2020
Loss before income tax	$(98,906)	$(67,362)	$(50,343)
Tax at the domestic rates applicable to profits in the country concerned	$(21,554)	$(14,913)	$(9,634)
Tax effect of expenses that are not deductible for tax purposes	3,431	990	82
Adjustments in respect of prior years	—	—	(1,063)
Unrecognized loss carryforwards and deductible temporary differences	18,125	13,923	9,552
Income tax expense (benefit)	$2	$—	$(1,063)
The applicable corporate income tax rate applied by the Company for those entities in the ROC was 20%, while the tax rate for unappropriated earnings was 5%. Income tax on unappropriated earnings was accrued in the year the earnings arose and adjusted to the extent that the unappropriated earnings were distributed in the following year. The earnings generated from 2019 was qualified for tax deduction under Statute of Industrial Innovation of ROC, therefore, the income tax accrued on unappropriated earnings in 2019 was fully reversed in 2020. Tax rates used by other group entities operating in other jurisdictions were based on the tax laws in those jurisdictions.
b.Deductible temporary differences and unused loss carryforwards for which no deferred tax assets have been recognized in the consolidated balance sheets were as follows:

	As of December 31
	2022	2021
Loss carryforwards
Expire in 2024	$829	$919
Expire in 2025	35,217	10,946
Expire in 2026	66,761	63,112
Expire in 2027	38,973	43,239
Expire in 2028	68,337	75,818
Expire in 2029	22,018	24,429
Expire in 2030	32,685	36,086
Expire in 2031	39,908	41,987
Expire in 2032	47,617	—
	$352,345	$296,536

Deductible temporary differences	$99,069	$63,728
c.Income tax assessments
The income tax returns of Gogoro Taiwan Limited, Gogoro Taiwan Sales and Service Limited and Gogoro Network, Taiwan Branch for the years through 2020 have been assessed and approved by the tax authority. The income tax returns of GoShare Taiwan Limited for the years through 2019 have been assessed and approved by the tax authority.